Stock-based compensation - Fair-value methods and assumptions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair value assumptions method used for non-qualified stock options	Black-Scholes option-pricing model
Weighted average grant date fair value, per share (in dollars per share)	$ 6.78	$ 8.31	$ 10.37
Expected volatility (in percent)	26.00%	30.00%	30.00%
Expected lives (in years)	7 years 4 months 24 days	7 years 1 month 6 days	6 years 11 months 4 days
Risk-free interest rates (in percent)	1.43%	1.40%	2.61%
Expected dividend yields (in percent)	2.56%	2.10%	1.51%